Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Table] [Abstract]
Short-term and Long-term Debt
(In millions)	2011	2010
Short-term:
Commercial paper	$100	$100
Current maturities of long-term debt	4	452
Total short-term debt	$104	$552
Long-term:
Uncollateralized debt:
2.75% Notes due 2016	$600	$-
5.375% Notes due 2017	250	250
6.35% Notes due 2018	131	131
8.5% Notes due 2019	251	251
4.375% Notes due 2020	249	249
5.125% Notes due 2020	299	299
6.37% Notes due 2021	78	78
4.5% Notes due 2021	298	-
4% Notes due 2022	743	-
7.65% Notes due 2023	100	100
8.3% Notes due 2023	17	17
7.875% Debentures due 2027	300	300
8.3% Step Down Notes due 2033	83	83
6.15% Notes due 2036	500	500
5.875% Notes due 2041	298	-
5.375% Notes due 2042	750	-
Other	43	30
Total long-term debt	$4,990	$2,288